Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	Subsequent eventsThe Company has evaluated subsequent events through August 12, 2021, the date the condensed consolidated financial statements were available to be issued, noting no subsequent events or transactions aside from the aforementioned transaction with Capitol discussed in Note 15 that require disclosure.	Subsequent events
On January 1, 2021, the Company reinstated matching contributions to the Retirement Savings Plan, according to the aforementioned terms, rates, and limitations.
On January 29, 2021, the Company’s Senior Debt was fully funded for $150 million and the Company paid off the Loan from Lennar in the amount of $65.5 million using funds from the Senior Debt facility.
Effective February 24, 2021, the Company will cede 25% of the written premium on our instantly underwritten policies, instead of 100% in connection with the Quota Share Treaty.
On March 2, 2021, the Company entered into a merger agreement with Capitol Investment Corp. V (“Capitol”), a blank check company incorporated in the State of Delaware and formed for the purpose of effecting a merger. Pursuant to the agreement, a newly formed subsidiary of Capitol will be merged with and into Doma (“the Business Combination”). Upon the consummation of the Business Combination, Doma will survive and become a wholly-owned subsidiary of Capitol, which will be renamed Doma Holdings, Inc.
The Company has evaluated subsequent events through March 18, 2021, the date the consolidated financial statements were available to be issued, noting no subsequent events or transactions aside from the aforementioned that require disclosure.

Capitol Investment Corp. V
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On July 15, 2021, the Company issued an aggregate of $370,000 of convertible promissory notes pursuant to the existing commitment letters made by Capitol Acquisition Management V LLC, an affiliate of Mark D. Ein, Capitol Acquisition Founder V LLC, an affiliate of L. Dyson Dryden, and Lawrence Calcano, Richard C. Donaldson, Raul J. Fernandez and Thomas S. Smith, Jr., each a member of the board of directors of the Company, to evidence loans in such amount made by the lenders.
In July 2021, the Sponsors committed to provide the Company an additional $627,000 in loans.
	The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.	SUBSEQUENT EVENTSThe Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.